COLT 2022-7 ABS-15G

Exhibit 99.21

Data Compare
Run Date - 06/28/2022 10:57:07 AM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Dummy ID	Field Label	Bid Tape Field Value	Field Value	Comment
XXXX	XXXXXXXXXX	XXXXXXXXXX	4350099525	PITI	XXXXXXXX	XXXXXXXX	Verified
XXXX	XXXXXXXXXX	XXXXXXXXXX	4350099525	Qualifying Credit Score	XXX	XXX	Verified